Financial Instruments-Risk Management - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 1,094,005	$ 1,084,224
Market value of collateral accepted	[1]	352,553	353,788
Assets acquired in exchange of loans		257	301
Decreases (increases) in the Bank's before-tax annual earnings		61	66
The unrealized foreign currency translation losses		321	354
Increase Decrease In Credit Risk Exposure Due TO Implementation Of Comprehensive Approach to Collateral		2,000
Reverse repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		192,000	176,000
Standard securities borrowing agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		227,000	208,000
Collateral not sold or re-pledged		55,000	37,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		396,967	361,243
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 305,905	273,845
Percentage of residential mortgage portfolio insured		31.00%
Percentage of residential mortgage portfolio uninsured to average loan value		49.00%
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 227,927	192,927
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		91,062	87,398
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		54,617	47,715
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		697,038	722,981
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		621,554	645,521
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 75,484	$ 77,460
Top of range [member] | Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.